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[EATON VANCE-REGISTERED TRADEMARK- MANAGED INVESTMENTS LOGO]

                                                    [PHOTO OF CALCULATOR]

                         SEMIANNUAL REPORT JUNE 30, 2002

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                                   EATON VANCE
                                    BALANCED
                                      FUND

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

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS


The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

INVESTMENT UPDATE


INVESTMENT ENVIRONMENT

   THE ECONOMY

- The first half of 2002 saw a disconnect between improving U.S. economic conditions and a sinking domestic stock market. In the first quarter, real Gross Domestic Product in the U.S. grew at an annualized rate of 5.0%, as the economy snapped back from the weak conditions of late 2001. Second quarter growth, while slower, gave evidence that a solid economic recovery may be well underway.

- In contrast, U.S. equity markets were very weak during the first half of 2002, with no major indexes ending the period with positive returns. High stock valuations, geopolitical uncertainties, the collapse of the tech/telecom investment bubble, and a crisis of confidence in American business and financial institutions all contributed to the decline during the first half of 2002, especially in the second quarter. In general, growth stocks underperformed value stocks during the period.

- The bond market benefited in the second quarter of 2002 from falling interest rates, producing above-average fixed income returns. The Lehman Government/ Credit Bond Index rose by 3.26% in the second quarter, while the Lehman Intermediate Index gained 3.59%.(1) Corporate bond spreads widened in the troubled telecom and energy industries, but were tighter throughout other areas, reflecting generally improving business and economic conditions.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended June 30, 2002, the Fund's Class A shares had a total return of -8.92%.(2) This return was the result of a decrease in net asset value (NAV) to $5.35 on June 30, 2002 from $5.91 on December 31, 2001, and the reinvestment of $0.035 per share in dividends.

- The Fund's Class B shares had a total return of -9.30%(2) during the period, the result of a decrease in NAV to $9.99 on June 30, 2002, from $11.05 on December 31, 2001, and the reinvestment of $0.035 per share in dividends.

- The Fund's Class C shares had a total return of -9.33%(2) during the period, the result of a decrease in NAV to $9.56 on June 30, 2002, from $10.58 on December 31, 2001, and the reinvestment of $0.035 per share in dividends.

- For comparison, during the six months ended June 30, 2002, the S&P 500, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of -13.15%.(1) Over this period, the Lehman Government/Credit Bond Index had a total return of 3.26%.(1) The average return of the funds in the Lipper Balanced Funds Classification was -6.80% during the same six-month period.(2)

   MANAGEMENT DISCUSSION

- For the six-months ended June 30, 2002, the performance of Balanced Fund was consistent with the overall markets, for both the equity and fixed-income portions of the Fund, each of which outperformed its respective counterpart benchmark. The Fund slightly underperformed the average return of its peers in the Lipper Balanced Fund Classification, because of our heavier weighting in equities versus bonds.

- At June 30, 2002, the Fund had close to 65% of its assets invested in Capital Growth Portfolio. The increased concentration in equities was a result of management's belief that the stock market is positioned to rebound over the next 12 months, with economic news stabilizing, interest rates remaining low, and corporate earnings likely to recover over the next year.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


FUND INFORMATION
AS OF JUNE 30, 2002

Performance(3)                                         Class A           Class B          Class C
Average Annual Total Returns (at net asset value)

One Year                                               -10.04%           -10.74%          -10.76%
Five Years                                                1.98              1.14             1.03
Ten Years                                                 7.79              N.A.             N.A.
Life of Fund+                                             9.57              6.07             5.73

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                               -15.26%           -15.18%          -11.64%
Five Years                                                0.78              0.86             1.03
Ten Years                                                 7.15              N.A.             N.A.
Life of Fund+                                             9.48              6.07             5.73

+Inception Dates - Class A: 4/1/32; Class B: 11/2/93; Class C:11/2/93



Ten Largest Equity Holdings(4)

Hollywood Entertainment Corp.                    7.1%
PacifiCare Health Systems, Inc. Class A           6.3
MIM Corp.                                         5.1
Hotels.com                                        4.6
Capital One Financial Corp.                       4.6
Alpharma, Inc.                                    3.9
Tyco International Ltd.                           3.9
Hanover Compressor Co.                            3.6
American Pharmaceutical Partners, Inc.            3.0
USA Interactive                                   2.8




(1) It is not possible to invest directly in an Index or a Lipper Classification. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Holdings and asset allocation are subject to change. Ten largest equity holdings accounted for 44.9% of Capital Growth Portfolio's net assets.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investment in Capital Growth Portfolio,
   at value
   (identified cost, $115,783,742)        $120,956,761
Investment in Investment Grade Income
   Portfolio, at value
   (identified cost, $63,794,401)           66,234,663
Receivable for Fund shares sold                 55,753
------------------------------------------------------
TOTAL ASSETS                              $187,247,177
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    249,586
Payable to affiliate for Trustees' fees          1,127
Payable to affiliate for service fees              556
Accrued expenses                                95,140
------------------------------------------------------
TOTAL LIABILITIES                         $    346,409
------------------------------------------------------
NET ASSETS                                $186,900,768
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $209,147,400
Accumulated net realized loss from
   Portfolios (computed on the basis of
   identified cost)                        (29,400,934)
Accumulated net investment loss               (458,979)
Net unrealized appreciation from
   Portfolios (computed on the basis of
   identified cost)                          7,613,281
------------------------------------------------------
TOTAL                                     $186,900,768
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $142,459,993
SHARES OUTSTANDING                          26,641,453
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       5.35
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $5.35)       $       5.68
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 37,675,302
SHARES OUTSTANDING                           3,772,623
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.99
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  6,765,473
SHARES OUTSTANDING                             707,505
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.56
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Interest allocated from Portfolios        $  2,002,871
Dividends allocated from Portfolios            108,048
Expenses allocated from Portfolios            (757,269)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $  1,353,650
------------------------------------------------------
Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,103
Distribution and service fees
   Class A                                     196,917
   Class B                                     206,128
   Class C                                      35,857
Transfer and dividend disbursing agent
   fees                                        168,548
Registration fees                               17,932
Printing and postage                            17,617
Legal and accounting services                   16,684
Custodian fee                                   13,076
Miscellaneous                                   13,334
------------------------------------------------------
TOTAL EXPENSES                            $    688,196
------------------------------------------------------

NET INVESTMENT INCOME                     $    665,454
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolios
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,030,812
------------------------------------------------------
NET REALIZED GAIN                         $  6,030,812
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(25,695,203)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(25,695,203)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(19,664,391)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(18,998,937)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        665,454  $       2,976,819
   Net realized gain (loss)                      6,030,812        (31,804,164)
   Net change in unrealized appreciation
      (depreciation)                           (25,695,203)        19,891,614
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (18,998,937) $      (8,935,731)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (965,067) $      (2,968,855)
      Class B                                     (134,825)          (426,817)
      Class C                                      (24,541)           (72,668)
   From net realized gain
      Class A                                           --         (1,879,519)
      Class B                                           --           (265,861)
      Class C                                           --            (43,787)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (1,124,433) $      (5,657,507)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      5,965,166  $      18,793,382
      Class B                                    3,564,545          4,551,306
      Class C                                    1,272,222          1,802,317
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      536,465          3,212,609
      Class B                                      109,007            577,325
      Class C                                       20,154            108,032
   Cost of shares redeemed
      Class A                                  (16,044,142)       (48,896,095)
      Class B                                   (5,191,096)       (10,141,062)
      Class C                                   (1,235,833)        (6,143,664)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    (11,003,512) $     (36,135,850)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (31,126,882) $     (50,729,088)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    218,027,650  $     268,756,738
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    186,900,768  $     218,027,650
-----------------------------------------------------------------------------
Accumulated net investment loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (458,979) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS A
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------------------------
                                  (UNAUDITED)(2)          2001(1)(2)          2000(2)        1999(2)        1998         1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  5.910             $  6.220          $  7.920       $  8.140      $  8.700     $  8.090
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.024             $  0.084          $  0.161       $  0.195      $  0.226     $  0.208
Net realized and unrealized
   gain (loss)                          (0.549)              (0.238)           (0.162)        (0.080)        0.901        1.492
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.525)            $ (0.154)         $ (0.001)      $  0.115      $  1.127     $  1.700
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.035)            $ (0.095)         $ (0.160)      $ (0.200)     $ (0.220)    $ (0.200)
From net realized gain                      --               (0.061)           (1.539)        (0.135)       (1.467)      (0.890)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.035)            $ (0.156)         $ (1.699)      $ (0.335)     $ (1.687)    $ (1.090)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  5.350             $  5.910          $  6.220       $  7.920      $  8.140     $  8.700
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (8.92)%              (2.36)%           (0.11)%         1.45%        13.43%       21.60%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $142,460             $167,290          $205,944       $244,507      $270,277     $263,730
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.23%(5)             1.18%             1.11%          0.97%         0.98%        0.97%
   Net investment income                  0.82%(5)             1.47%             2.10%          2.45%         2.45%        2.35%
Portfolio Turnover of the
   Balanced Portfolio                       --                   --                60%(6)         33%           49%          37%
Portfolio Turnover of the
   Capital Growth Portfolio                119%                 264%              271%(7)         --            --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                                15%                  46%               47%(7)         --            --           --
--------------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, an increase in net realized and unrealized gain (loss) per share of $0.008 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS B
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------------------------------------------
                                  (UNAUDITED)(2)          2001(1)(2)          2000(2)        1999(2)        1998
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.050              $11.580            $13.410        $13.680      $13.680
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.004              $ 0.078            $ 0.172        $ 0.221      $ 0.231
Net realized and unrealized
   gain (loss)                         (1.029)              (0.447)            (0.298)        (0.121)       1.451
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.025)             $(0.369)           $(0.126)       $ 0.100      $ 1.682
------------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.035)             $(0.100)           $(0.165)       $(0.235)     $(0.215)
From net realized gain                     --               (0.061)            (1.539)        (0.135)      (1.467)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.035)             $(0.161)           $(1.704)       $(0.370)     $(1.682)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.990              $11.050            $11.580        $13.410      $13.680
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (9.30)%              (3.13)%            (1.00)%         0.74%       12.59%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $37,675              $43,303            $50,818        $67,207      $72,836
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.98%(5)             1.93%              1.89%          1.78%        1.81%
   Net investment income                 0.07%(5)             0.72%              1.31%          1.64%        1.62%
Portfolio Turnover of the
   Balanced Portfolio                      --                   --                 60%(6)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio               119%                 264%               271%(7)         --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                               15%                  46%                47%(7)         --           --
------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.015, an increase in net realized and unrealized gain (loss) per share of $0.015 and a decrease in the ratio of net investment income to average net assets from 0.87% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000, to December 31, 2000.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS C
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------------------------------------------
                                  (UNAUDITED)(2)          2001(1)(2)          2000(2)        1999(2)        1998
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.580              $11.090            $12.900        $13.170      $13.240
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.004              $ 0.074            $ 0.164        $ 0.205      $ 0.216
Net realized and unrealized
   gain (loss)                         (0.989)              (0.423)            (0.280)        (0.130)       1.401
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.985)             $(0.349)           $(0.116)       $ 0.075      $ 1.617
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.035)             $(0.100)           $(0.155)       $(0.210)     $(0.220)
From net realized gain                     --               (0.061)            (1.539)        (0.135)      (1.467)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.035)             $(0.161)           $(1.694)       $(0.345)     $(1.687)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.560              $10.580            $11.090        $12.900      $13.170
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (9.33)%              (3.09)%            (0.97)%         0.58%       12.51%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 6,765              $ 7,434            $11,994        $10,584      $10,742
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.98%(5)             1.93%              1.92%          1.84%        1.85%
   Net investment income                 0.08%(5)             0.72%              1.30%          1.58%        1.58%
Portfolio Turnover of the
   Balanced Portfolio                      --                   --                 60%(6)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio               119%                 264%               271%(7)         --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                               15%                  46%                47%(7)         --           --
------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014 and a decrease in the ratio of net investment income to average net assets from 0.86% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Capital Growth Portfolio and Investment Grade Income Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Capital Growth Portfolio and the Investment Grade Income Portfolio (87.7% and 68.8%, respectively, at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuations of securities by the Portfolios are discussed in Note 1A of each Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $29,978,793 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, net capital losses of $1,949,738 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            1,032,248             3,243,794
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        94,085               565,217
    Redemptions                                     (2,781,299)           (8,611,443)
    --------------------------------------------------------------------------------
    NET DECREASE                                    (1,654,966)           (4,802,432)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                              332,498               422,174
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        10,215                54,229
    Redemptions                                       (488,506)             (948,017)
    --------------------------------------------------------------------------------
    NET DECREASE                                      (145,793)             (471,614)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                              122,125               176,656
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,973                10,559
    Redemptions                                       (119,093)             (566,010)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              5,005              (378,795)
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,655 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $154,596 and $26,893 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2002, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $871,000 and $1,354,000 for Class B and Class C shares, respectively.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2002 amounted to $196,917, $51,532, and $8,964 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions.
   Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $43,000 and $0 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the six months ended June 30, 2002, aggregated $2,556,488 and $12,719,346, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the six months ended June 30, 2002, aggregated $1,376,467 and $4,239,781, respectively.

8 Investment in Portfolios
-------------------------------------------
   For the six months ended June 30, 2002, the Fund was allocated net investment income (loss) and realized and unrealized gain (loss) from the Portfolios as follows:

                                                CAPITAL      INVESTMENT
                                                 GROWTH     GRADE INCOME
                                               PORTFOLIO     PORTFOLIO       TOTAL
    ----------------------------------------------------------------------------------
    Interest income                           $     83,808   $1,919,063   $  2,002,871
    Dividend income                                108,048                     108,048
    Expenses                                      (509,176)    (248,093)      (757,269)
    ----------------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $   (317,320)  $1,670,970   $  1,353,650
    ----------------------------------------------------------------------------------
    Net realized gain (loss) --
       Investment transactions                $  5,882,376   $  148,436   $  6,030,812
    ----------------------------------------------------------------------------------
    Change in unrealized
     appreciation (depreciation) --
       Investments                            $(26,139,700)  $  444,500   $(25,695,200)
    ----------------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.3%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)            43,000    $  1,376,860
Getty Images, Inc.(1)                            81,000       1,763,370
TMP Worldwide, Inc.(1)                           68,000       1,462,000
-----------------------------------------------------------------------
                                                           $  4,602,230
-----------------------------------------------------------------------
Aerospace / Defense -- 2.1%
-----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                     46,500    $  2,966,700
-----------------------------------------------------------------------
                                                           $  2,966,700
-----------------------------------------------------------------------
Apparel -- 0.8%
-----------------------------------------------------------------------
Gymboree Corp.(1)                                68,000    $  1,089,360
-----------------------------------------------------------------------
                                                           $  1,089,360
-----------------------------------------------------------------------
Banks -- 2.0%
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 40,000    $  1,350,000
W Holding Co., Inc.                              55,700       1,347,940
-----------------------------------------------------------------------
                                                           $  2,697,940
-----------------------------------------------------------------------
Communications Services -- 1.6%
-----------------------------------------------------------------------
WebEx Communications, Inc.(1)                   141,000    $  2,241,900
-----------------------------------------------------------------------
                                                           $  2,241,900
-----------------------------------------------------------------------
Computer Software & Services -- 2.1%
-----------------------------------------------------------------------
Activision, Inc.(1)                              47,000    $  1,365,820
Centra Software, Inc.(1)                        100,000         186,000
Eidos plc(1)                                    700,000       1,365,770
-----------------------------------------------------------------------
                                                           $  2,917,590
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.3%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                     70,000    $  1,763,300
-----------------------------------------------------------------------
                                                           $  1,763,300
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.9%
-----------------------------------------------------------------------
Tyco International Ltd.                         396,000    $  5,349,960
-----------------------------------------------------------------------
                                                           $  5,349,960
-----------------------------------------------------------------------
E-Commerce / Services -- 2.7%
-----------------------------------------------------------------------
Overture Services, Inc.(1)                      149,900    $  3,744,502
-----------------------------------------------------------------------
                                                           $  3,744,502
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial -- 4.6%
-----------------------------------------------------------------------
Capital One Financial Corp.                     103,000    $  6,288,150
-----------------------------------------------------------------------
                                                           $  6,288,150
-----------------------------------------------------------------------
Foods -- 3.1%
-----------------------------------------------------------------------
Dean Foods Co.(1)                                12,000    $    447,600
Fleming Companies, Inc.                         209,000       3,793,350
-----------------------------------------------------------------------
                                                           $  4,240,950
-----------------------------------------------------------------------
Health Care Services -- 8.5%
-----------------------------------------------------------------------
Anthem, Inc.(1)                                  22,000    $  1,484,560
PacifiCare Health Systems, Inc. Class
A(1)                                            319,900       8,701,280
Province Healthcare Co.(1)                       70,500       1,576,380
-----------------------------------------------------------------------
                                                           $ 11,762,220
-----------------------------------------------------------------------
Insurance -- 3.5%
-----------------------------------------------------------------------
Aetna, Inc.                                      33,000    $  1,583,010
Kingsway Financial Services, Inc.(1)            162,900       1,840,770
Progressive Corp.                                24,900       1,440,465
-----------------------------------------------------------------------
                                                           $  4,864,245
-----------------------------------------------------------------------
Leisure and Tourism -- 9.8%
-----------------------------------------------------------------------
Expedia, Inc.(1)                                 39,000    $  2,312,310
Hotels.com(1)                                   150,900       6,372,507
USA Interactive(1)                              162,000       3,798,900
USA Interactive(1)(2)(3)                         47,500       1,058,181
-----------------------------------------------------------------------
                                                           $ 13,541,898
-----------------------------------------------------------------------
Media -- 2.7%
-----------------------------------------------------------------------
Alloy, Inc.(1)                                  101,000    $  1,458,440
Cumulus Media, Inc., Class A(1)                 105,000       1,446,900
SBS Broadcasting SA(1)                           47,900         891,419
-----------------------------------------------------------------------
                                                           $  3,796,759
-----------------------------------------------------------------------
Medical Products -- 2.4%
-----------------------------------------------------------------------
Beckton, Dickinson & Co.                         40,000    $  1,378,000
Cytyc Corp.(1)                                  100,000         762,000
Lumenis Ltd.(1)                                 150,000         556,500
Meridian Medical Technologies, Inc.(1)           18,000         650,700
-----------------------------------------------------------------------
                                                           $  3,347,200
-----------------------------------------------------------------------
Mining - Gold -- 2.2%
-----------------------------------------------------------------------
Ashanti Goldfields Co. Ltd. GDR(1)              121,000    $    594,110

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Mining - Gold (continued)
-----------------------------------------------------------------------
Harmony Gold Mining Co. Ltd. ADR                180,000    $  2,435,400
-----------------------------------------------------------------------
                                                           $  3,029,510
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 4.6%
-----------------------------------------------------------------------
Halliburton Co.                                  82,000    $  1,307,080
Hanover Compressor Co.(1)                       370,000       4,995,000
-----------------------------------------------------------------------
                                                           $  6,302,080
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.6%
-----------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                   29,800    $    770,330
-----------------------------------------------------------------------
                                                           $    770,330
-----------------------------------------------------------------------
Pharmaceutical -- 14.5%
-----------------------------------------------------------------------
aaiPharma, Inc.(1)                               24,400    $    548,512
Alpharma, Inc.                                  319,000       5,416,620
American Pharmaceutical Partners,
Inc.(1)                                         331,100       4,092,396
King Pharmaceuticals, Inc.(1)                    67,000       1,490,750
MIM Corp.(1)                                    584,100       7,061,769
Taro Pharmaceutical Industries, Ltd.(1)          54,700       1,341,244
-----------------------------------------------------------------------
                                                           $ 19,951,291
-----------------------------------------------------------------------
Retail -- 7.1%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                473,000    $  9,781,640
-----------------------------------------------------------------------
                                                           $  9,781,640
-----------------------------------------------------------------------
Retail - Specialty -- 2.7%
-----------------------------------------------------------------------
CSK Auto Corp.(1)                                93,600    $  1,304,784
GameStop Corp.(1)                               116,300       2,441,137
-----------------------------------------------------------------------
                                                           $  3,745,921
-----------------------------------------------------------------------
Semiconductor Equipment -- 5.9%
-----------------------------------------------------------------------
ASM International NV(1)                          88,000    $  1,518,880
Cabot Microelectronics Corp.(1)                  88,000       3,798,080
LTX Corp.(1)                                    115,000       1,642,200
Varian Semiconductor Equipment
Associates, Inc.(1)                              34,500       1,170,585
-----------------------------------------------------------------------
                                                           $  8,129,745
-----------------------------------------------------------------------
Semiconductors -- 4.2%
-----------------------------------------------------------------------
Cree, Inc.(1)                                   120,000    $  1,587,600
Intersil Corp.(1)                                59,000       1,261,420
Microsemi Corp.(1)                               65,000         429,000
SIPEX Corp.(1)                                  204,000         997,356
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Semiconductors (continued)
-----------------------------------------------------------------------
SIPEX Corp.(1)(2)(3)                            350,000    $  1,536,150
-----------------------------------------------------------------------
                                                           $  5,811,526
-----------------------------------------------------------------------
Telecom Equipment -- 1.2%
-----------------------------------------------------------------------
Nokia Oyj ADR                                   111,000    $  1,607,280
-----------------------------------------------------------------------
                                                           $  1,607,280
-----------------------------------------------------------------------
Telecommunication Services -- 0.7%
-----------------------------------------------------------------------
IDT Corp.(1)                                     60,000    $  1,015,200
-----------------------------------------------------------------------
                                                           $  1,015,200
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $130,053,900)                          $135,359,427
-----------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
ASM International NV, 5.00%, 11/15/05      $        500    $    567,500
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10(4)                                 500          85,000
-----------------------------------------------------------------------
Total Convertible Bonds & Notes
   (identified cost, $711,678)                             $    652,500
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
Discount Note, 1.88%, 7/1/02               $      5,665    $  5,664,991
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $5,664,991)                         $  5,664,991
-----------------------------------------------------------------------
Total Investments -- 102.7%
   (identified cost $136,430,569)                          $141,676,918
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.7)%                   $ (3,765,308)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $137,911,610
-----------------------------------------------------------------------

 ADR - American Depositary Receipt.
 GDR - Global Depository Receipt.
 (1)  Non-income producing security.
 (2)  Restricted security.
 (3)  Price by adviser.
 (4)  Defaulted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $136,430,569)                          $141,676,918
Cash                                             1,725
Receivable for investments sold              3,880,254
Interest and dividends receivable               25,177
Prepaid expenses                                   708
------------------------------------------------------
TOTAL ASSETS                              $145,584,782
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  7,644,385
Payable to affiliate for Trustees' fees          4,105
Accrued expenses                                24,682
------------------------------------------------------
TOTAL LIABILITIES                         $  7,673,172
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $137,911,610
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $132,665,261
Net unrealized appreciation (computed on
   the basis of identified cost)             5,246,349
------------------------------------------------------
TOTAL                                     $137,911,610
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $148)    $    121,392
Interest                                        94,416
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    215,808
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    497,273
Trustees' fees and expenses                      7,850
Custodian fee                                   49,375
Legal and accounting services                   15,687
Miscellaneous                                    2,622
------------------------------------------------------
TOTAL EXPENSES                            $    572,807
------------------------------------------------------

NET INVESTMENT LOSS                       $   (356,999)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,542,755
------------------------------------------------------
NET REALIZED GAIN                         $  6,542,755
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(29,355,519)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(29,355,519)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(22,812,764)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(23,169,763)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (356,999) $        (127,346)
   Net realized gain (loss)                      6,542,755        (35,833,045)
   Net change in unrealized appreciation
      (depreciation)                           (29,355,519)        21,128,328
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (23,169,763) $     (14,832,063)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,715,039  $      51,094,239
   Withdrawals                                 (15,951,605)       (38,070,128)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (8,236,566) $      13,024,111
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (31,406,329) $      (1,807,952)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    169,317,939  $     171,125,891
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    137,911,610  $     169,317,939
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------
                                  (UNAUDITED)           2001         2000(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                               0.73%(2)        0.73%         0.72%(2)
   Net investment income
      (loss)                             (0.45)%(2)      (0.08)%        0.29%(2)
Portfolio Turnover                         119%            264%          271%
------------------------------------------------------------------------------
TOTAL RETURN(3)                         (14.10)%         (7.47)%          --
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $137,912        $169,318      $171,126
------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term growth of capital by investing in a diversified portfolio of common stocks of seasoned companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $17 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets up to and including $170 million,

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and equal to 50% annually of average daily net assets over $170 million. For the six months ended June 30, 2002, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $497,273. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $179,177,351 and $182,306,945, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 130,765,581
    -------------------------------------------------------
    Gross unrealized appreciation             $  17,432,761
    Gross unrealized depreciation               (12,186,414)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   5,246,347
    -------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 62.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $  500       $   539,775
Albertson's, Inc., MTN, 6.56%, 7/26/27           100           101,539
Allegiance Corp., 7.00%, 10/15/26                200           210,234
Ameritech Capital Funding, 5.95%,
1/15/38                                          100           103,746
ANR Pipline Co., 7.00%, 6/1/25                   750           752,827
Associates Corp., N.A., 5.96%, 5/15/37            30            31,211
Baltimore Gas and Electric, MTN,
6.75%, 6/5/12                                    500           524,455
Baltimore Gas and Electric, MTN,
6.73%, 6/12/12                                   500           528,455
Bard (C.R.), Inc., 6.70%, 12/1/26                400           416,788
Beckman Coulter, Inc., 7.05%, 6/1/26             200           217,254
BellSouth Capital Funding,
6.04%, 11/15/26                                1,595         1,653,792
BHP Finance, 6.42%, 3/1/26                       130           133,163
Boeing Co., 7.95%, 8/15/24                        50            57,911
Coca-Cola Enterprises, 6.70%, 10/15/36           130           136,208
Coca-Cola Enterprises, 7.00%, 10/1/26            170           184,795
Commercial Credit Corp., 6.625%, 6/1/15        1,190         1,239,349
Commercial Credit Corp., 7.875%, 2/1/25        2,000         2,249,900
Commercial Credit Corp., 8.70%, 6/15/10          100           118,012
Conagra Foods, Inc., 6.70%, 8/1/27               250           262,535
Eaton Corp., 6.50%, 6/1/25                       400           417,312
Eaton Corp., 8.875%, 6/15/19                   1,325         1,551,602
First Union Corp., 6.824%, 8/1/26                 25            27,141
First Union National Bank of Florida,
6.18%, 2/15/36                                   200           208,084
General Motors Acceptance Corp.,
8.875%, 6/1/10                                 1,660         1,883,785
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                 3,090         3,469,637
Hertz Corp., 6.30%, 11/15/06                     280           282,010
IBM Corp., 6.22%, 8/1/27                          65            68,500
Ingersoll-Rand, 6.391%, 11/15/27                  50            52,152
Ingersoll-Rand, MTN, 6.015%, 2/15/28              95            97,374
Ingersoll-Rand, MTN, 6.13%, 11/18/27              50            50,631
Inter-American Development Bank,
6.95%, 8/1/26                                    220           248,164
Inter-American Development Bank,
8.40%, 9/1/09                                  3,690         4,400,805
ITT Corp., 8.55%, 6/15/09                        450           496,993
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Johnson Controls, 7.70%, 3/1/15               $3,000       $ 3,355,860
Lehman Brothers, Inc., 7.50%, 8/1/26           1,100         1,176,208
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37         5,000         5,505,000
Mead Corp., 6.84%, 3/1/37                      1,350         1,402,083
Merck & Co., Inc., MTN, 5.76%, 5/3/37            160           166,243
Motorola, Inc., 6.50%, 9/1/25                  1,610         1,543,217
National Fuel Gas Co., MTN,
6.214%, 8/12/27                                3,460         3,474,048
NBD Bank N.A., 8.25%, 11/1/24                    185           211,472
Oklahoma Gas & Electric, 6.50%, 7/15/17          300           313,215
Potomac Electric Power, 6.25%, 10/15/07           35            36,547
Procter & Gamble Co., 8.00%, 9/1/24            2,000         2,371,940
Regions Financial Corp., 7.75%, 9/15/24        1,000         1,091,980
State Street Bank, 7.35%, 6/15/26              2,450         2,699,434
Tennessee Valley Authority, 5.88%,
4/1/36                                         3,350         3,559,710
Times Mirror Co., 6.61%, 9/15/27               3,250         3,423,063
TRW, Inc., MTN, 9.35%, 6/4/20                  1,395         1,636,112
US Bancorp, 7.50%, 6/1/26                        125           137,697
Washington Gas Light Co., MTN,
7.50%, 4/1/30                                  2,000         2,223,340
Washington Gas Light Co., MTN,
6.62%, 10/23/26                                  200           210,270
Weingarten Realty Investment, MTNA,
6.64%, 7/15/26                                   125           130,011
Willamette Industries, 7.35%, 7/1/26           2,000         2,139,480
Worldcom, Inc., 7.75%, 4/1/07                    880           145,200
----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $57,229,839)                          $59,668,269
----------------------------------------------------------------------

ASSET BACKED SECURITIES -- 2.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CARAT, Series 2002-2 , 2.89%, 4/15/04         $1,000       $ 1,005,996
TAOT, Series 2002-B, 2.79%, 12/15/04           1,000         1,005,627
----------------------------------------------------------------------
                                                           $ 2,011,623
----------------------------------------------------------------------
Total Bonds & Notes
   (identified cost $1,999,871)                            $ 2,011,623
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

MORTGAGE PASS-THROUGHS -- 1.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FGLMC, PL #E00421, 6.00%, 3/1/11              $  871       $   896,812
FHLMC, PAC CMO, Series 2174-PA,
6.50%, 3/15/22                                   341           355,701
FHLMC, PAC CMO, Series 41-F,
10.00%, 5/15/20                                  353           371,906
----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost, $1,583,364)                           $ 1,624,419
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 23.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $2,500       $ 2,977,900
U.S. Treasury Note, 3.875%, 6/30/03            2,000         2,037,460
U.S. Treasury Note, 4.25%, 11/15/03            5,000         5,125,750
U.S. Treasury Note, 4.75%, 11/15/08            2,000         2,036,580
U.S. Treasury Note, 5.50%, 3/31/03             1,500         1,540,740
U.S. Treasury Note, 5.75%, 8/15/03             4,730         4,918,443
U.S. Treasury Note, 6.00%, 8/15/09             2,000         2,172,560
U.S. Treasury Note, 6.50%, 2/15/10             2,000         2,235,760
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $22,600,785)                          $23,045,193
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 6.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Bank, 4.875%, 4/16/04       $2,000       $ 2,067,680
Federal National Mortgage Association,
6.625%, 9/15/09                                3,500         3,834,565
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $5,753,637)                           $ 5,902,245
----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CXC, Inc., 1.97%, 7/1/02                      $2,542       $ 2,542,000
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $2,542,000)                         $ 2,542,000
----------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $91,709,496)                           $94,793,749
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                     $ 1,470,574
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $96,264,323
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $91,709,496)                           $94,793,749
Cash                                            1,365
Interest receivable                         1,498,772
Prepaid expenses                                  336
-----------------------------------------------------
TOTAL ASSETS                              $96,294,222
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     4,218
Accrued expenses                               25,681
-----------------------------------------------------
TOTAL LIABILITIES                         $    29,899
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $96,264,323
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $93,180,070
Net unrealized appreciation (computed on
   the basis of identified cost)            3,084,253
-----------------------------------------------------
TOTAL                                     $96,264,323
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
----------------------------------------------------
Interest                                  $2,709,167
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,709,167
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  292,016
Trustees' fees and expenses                    7,962
Custodian fee                                 28,490
Legal and accounting services                 20,408
Miscellaneous                                  1,401
----------------------------------------------------
TOTAL EXPENSES                            $  350,277
----------------------------------------------------

NET INVESTMENT INCOME                     $2,358,890
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  219,686
----------------------------------------------------
NET REALIZED GAIN                         $  219,686
----------------------------------------------------
Change in unrealized
   appreciation (depreciation) --
   Investments (identified cost basis)    $  645,569
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  645,569
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  865,255
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $3,224,145
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,358,890  $       5,447,826
   Net realized gain                               219,686            959,093
   Net change in unrealized
      appreciation (depreciation)                  645,569          2,197,188
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      3,224,145  $       8,604,107
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,545,149  $      23,095,991
   Withdrawals                                  (5,694,048)       (48,635,151)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      1,851,101  $     (25,539,160)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      5,075,246  $     (16,935,053)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     91,189,077  $     108,124,130
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     96,264,323  $      91,189,077
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------
                                  (UNAUDITED)           2001(1)        2000(2)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.76%(3)          0.75%          0.74%(3)
   Net investment income                 5.09%(3)          5.42%          6.34%(3)
Portfolio Turnover                         15%               46%            47%
--------------------------------------------------------------------------------
TOTAL RETURN(4)                          3.69%             9.04%            --
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $96,264           $91,189       $108,124
--------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $75 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets up to and including $130 million, and equal to 0.50% annually of average daily net assets over $130 million. For the six months ended June 30, 2002, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $292,016. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $6,247,613 and $4,566,983, respectively. Purchases and sales of U.S. Government agency securities aggregated $9,573,370 and $8,551,245, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 89,474,313
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,252,559
    Gross unrealized depreciation                 (475,123)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,777,436
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE BALANCED FUND

Officers

James B. Hawkes
President and Trustee

Duke Laflamme
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and Portfolio
Manager of Capital
Growth Portfolio

Elizabeth S. Kenyon
Vice President and
Portfolio Manager of Investment Grade Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF CAPITAL GROWTH PORTFOLIO AND INVESTMENT GRADE INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE BALANCED FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


   For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122



EATON VANCE  BALANCED FUND
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109



   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

162-8/02                                                                  BALSRC